Supplement dated December 12, 2006, to the Statement of Additional Information
   - Part II for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and Loomis Sayles Funds II dated February 1, 2006, as may be revised or supplemented from time to time

The next to last paragraph in the section "Portfolio Holdings Information" is amended and restated as follows:

   With respect to (6) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI supplement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds' semi-annual financial statements, quarterly Form N-Q filing and other related items and Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings for Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Research Fund. The Funds' Board of Trustees exercises oversight of the disclosure of the Funds' portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

                                                                     SP327-1206

Supplement dated December 12, 2006, to the Loomis Sayles Retail Funds Statement
    of Additional Information dated February 1, 2006, as may be revised or supplemented from time to time

The next to last paragraph in the section "Portfolio Holdings Information" is amended and restated as follows:

   With respect to (5) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI supplement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds' semi-annual financial statements, quarterly Form N-Q filing and other related items and Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings for the Funds. The Funds' Board of Trustees exercises oversight of the disclosure of the Funds' portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

                                                                  M-LSSP67-1206

Supplement dated December 12, 2006, to the Loomis Sayles Investment Grade Bond
  Fund - Class J Shares Statement of Additional Information dated February 1,
           2006, as may be revised or supplemented from time to time

The next to last paragraph in the section "Portfolio Holdings Information" is amended and restated as follows:

   With respect to (5) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI supplement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Fund's semi-annual financial statements, quarterly Form N-Q filing and other related items and Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of the portfolio holdings for the Fund. The Fund's Board of Trustees exercises oversight of the disclosure of the Fund's portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Fund's policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

                                                                  M-LSSP69-1206

 Supplement dated December 12, 2006, to the Loomis Sayles Value Fund - Retail
   Shares Statement of Additional Information dated June 30, 2006, as may be revised or supplemented from time to time

The next to last paragraph in the section "Portfolio Holdings Information" is amended and restated as follows:

   With respect to (5) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI supplement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Fund's semi-annual financial statements, quarterly Form N-Q filing and other related items and Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings for the Fund. The Fund's Board of Trustees exercises oversight of the disclosure of the Fund's portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Fund's policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

                                                                  M-LSSP70-1206